PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment [Abstract]
Property and equipment, gross	$ 216,554	$ 176,841
Accumulated depreciation	(153,295)	(123,947)
Property and equipment, net	63,259	52,894
Capitalized internal-use software costs	13,522	9,205
Capitalized internal-use software amortization	1,923	1,486	$ 1,273
Depreciation expenses	30,104	31,397	$ 35,943
Write off of fixed assets		6,798
Computer Equipment and Software [Member]
Property and Equipment [Abstract]
Property and equipment, gross	159,407	132,373
Office Furniture and Equipment [Member]
Property and Equipment [Abstract]
Property and equipment, gross	4,563	5,308
Leasehold Improvements [Member]
Property and Equipment [Abstract]
Property and equipment, gross	17,803	17,901
Internal-use Software [Member]
Property and Equipment [Abstract]
Property and equipment, gross	$ 34,781	$ 21,259